Performance Management - Reinhart Genesis PMV Fund	Sep. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Advisor Class shares.  Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index) and additional, more specialized indexes. Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available at
www.reinhartfunds.com or by calling (855) 774-3863.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) will not necessarily continue in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.
Performance Additional Market Index [Text]	The performance table that follows shows the Fund’s average annual total returns over time compared with a broad-based securities market index (the Russell 3000® Index) and additional, more specialized indexes.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q4 2020 29.73%	Q1 2020 -33.79%

Year-to-Date Return as of June 30, 2026
22.12%

Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return	22.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor Class and the Institutional Class will vary to the extent each share class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. No returns are shown for Institutional Class shares since Institutional Class shares were not offered prior to the date of this Prospectus. Average annual total returns for Institutional Class shares would have been substantially similar to those for other classes offered by the Fund because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. After-tax returns are shown only for the Advisor Class; after-tax returns for the Investor Class and the Institutional Class will vary to the extent each share class has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-
advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
The Russell 2000® Value Index measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios and lower forecasted growth values.

Performance Availability Website Address [Text]	www.reinhartfunds.com
Performance Availability Phone [Text]	(855) 774-3863